1

STATEMENT OF INVESTMENTS September 30, 2020 (Unaudited)
General American Investors

	Shares	COMMON STOCKS		Value (Note 1a)
Communication Services (10.6%)	Media and Entertainment (6.5%)
	27,500	Alphabet Inc. (a)		$40,414,000
	70,011	Discovery, Inc. (a)		1,524,139
	40,500	Facebook, Inc. - Class A (a)		10,606,950
	45,602	ViacomCBS Inc. - Class B		1,277,312
	91,478	The Walt Disney Company		11,350,590
			(Cost $41,581,093)	65,172,991
	Telecommunication Services (4.1%)
	274,199	GCI Liberty, Inc. - Class A (a)		22,473,350
	120,450	T-Mobile US, Inc. (a)		13,774,662
	384,506	Vodafone Group plc ADR (United Kingdom)		5,160,071
			(Cost $31,340,768)	41,408,083
			(Cost $72,921,861)	106,581,074

Consumer Discretionary (11.0%)	Retailing (11.0%)
	14,500	Amazon.com, Inc. (a)		45,656,585
	4,000	Booking Holdings Inc. (a)		6,842,720
	161,600	Target Corporation		25,439,072
	579,092	The TJX Companies, Inc.		32,226,470
			(Cost $30,987,935)	110,164,847

Consumer Staples (14.6%)	Food, Beverage and Tobacco (7.9%)
	200,118	Danone (France)		12,956,175
	60,810	Diageo plc ADR (United Kingdom)		8,371,105
	325,000	Nestlé S.A. (Switzerland)		38,581,510
	140,000	PepsiCo, Inc.		19,404,000
			(Cost $31,945,950)	79,312,790
	Food and Staples Retailing (3.5%)
	70,545	Costco Wholesale Corporation		25,043,475
	75,000	Walmart Inc.		10,493,250
			(Cost $11,870,636)	35,536,725
	Household and Personal Products (3.2%)
	530,000	Unilever N.V. (Netherlands/United Kingdom)	(Cost $15,024,215)	32,002,016
			(Cost $58,840,801)	146,851,531

Energy (2.1%)	669,230	Cameco Corporation (Canada)		6,759,223
	75,725	EOG Resources, Inc.		2,721,556
	3,830,440	Gulf Coast Ultra Deep Royalty Trust		26,813
	296,300	Halliburton Company		3,570,415
	1,150,000	Helix Energy Solutions Group, Inc. (a)		2,771,500
	105,984	Phillips 66		5,494,211
			(Cost $33,222,899)	21,343,718

Financials (14.5%)	Banks (1.8%)
	85,000	JPMorgan Chase & Co.		8,182,950
	110,000	M&T Bank Corporation		10,129,900
			(Cost $3,429,347)	18,312,850
	Diversified Financials (5.7%)
	110	Berkshire Hathaway Inc. - Class A (a)(b)		35,200,110
	36,549	Berkshire Hathaway Inc. - Class B (a)		7,782,744
	243,415	Nelnet, Inc.		14,665,754
			(Cost $10,554,790)	57,648,608

2

STATEMENT OF INVESTMENTS September 30, 2020 (Unaudited) - continued
General American Investors

	Shares	COMMON STOCKS (continued)		Value (Note 1a)
Financials (14.5%) (continued)	Insurance (7.0%)
	800,000	Arch Capital Group Ltd. (a) (Bermuda)		$23,400,000
	250,000	Axis Capital Holdings Limited (Bermuda)		11,010,000
	121,500	Everest Re Group, Ltd. (Bermuda)		24,001,110
	316,927	MetLife, Inc.		11,780,177
			(Cost $26,905,674)	70,191,287
			(Cost $40,889,811)	146,152,745

Health Care (7.0%)	Health Care Equipment and Services (0.7%)
	62,000	Abbott Laboratories	(Cost $5,079,301)	6,747,460

	Pharmaceuticals, Biotechnology and Life Sciences (6.3%)
	600,000	Corbus Pharmaceuticals Holdings, Inc. (a)		1,080,000
	24,900	Gilead Sciences, Inc.		1,573,431
	347,497	Intra-Cellular Therapies, Inc. (a)		8,916,773
	516,496	Kindred Biosciences, Inc. (a)		2,215,768
	245,191	Merck & Co., Inc.		20,338,593
	1,000,751	Paratek Pharmaceuticals, Inc. (a)		5,414,063
	365,808	Pfizer Inc.		13,425,154
	950,000	Valneva SE (a) (France)		7,819,067
	1,000,600	VBI Vaccines, Inc. (a) (Canada)		2,861,716
			(Cost $44,811,945)	63,644,565
			(Cost $49,891,246)	70,392,025

Industrials (9.4%)	Capital Goods (2.8%)
	154,131	Eaton Corporation plc (Ireland)		15,725,986
	217,541	Raytheon Technologies Corporation		12,517,309
			(Cost $20,543,035)	28,243,295
	Commercial and Professional Services (6.6%)
	217,541	Carrier Global Corporation		6,643,702
	108,770	Otis Worldwide Corporation		6,789,424
	562,895	Republic Services, Inc.		52,546,248
			(Cost $14,835,059)	65,979,374
			(Cost $35,378,094)	94,222,669

Information Technology (21.9%)	Semiconductors and Semiconductor Equipment (5.8%)
	141,652	Applied Materials, Inc.		8,421,211
	105,850	ASML Holding N.V. (Netherlands)		39,087,230
	58,009	Universal Display Corporation		10,484,547
			(Cost $9,938,137)	57,992,988
	Software and Services (7.7%)
	53,000	Akamai Technologies, Inc. (a)		5,858,620
	255,686	Microsoft Corporation		53,778,436
	544,655	Nuance Communications, Inc. (a)		18,077,099
			(Cost $19,727,592)	77,714,155
	Technology, Hardware and Equipment (8.4%)
	338,000	Apple Inc.		39,143,780
	525,000	Cisco Systems, Inc.		20,679,750
	215,242	InterDigital, Inc.		12,281,709
	160,000	Lumentum Holdings Inc. (a)		12,020,800
			(Cost $32,140,607)	84,126,039
			(Cost $61,806,336)	219,833,182

3

STATEMENT OF INVESTMENTS September 30, 2020 (Unaudited) - continued
General American Investors

(see notes to unaudited financial statements)

	Shares	COMMON STOCKS (continued)		Value (Note 1a)
Materials (1.3%)	819,669	Cleveland-Cliffs Inc.		$5,262,275
	55,000	Vulcan Materials Company		7,454,700
			(Cost $13,705,397)	12,716,975

Miscellaenous (2.4%)662,440		Other (c)	(Cost $22,793,974)	24,362,772

		TOTAL COMMON STOCKS (94.8%)	(Cost $420,438,354)	952,621,538

	Rights	RIGHTS (a)
Pharmaceuticals, Biotechnology and Life Sciences (0.0%)	1,415,824	Elanco Animal Health Incorporated/ December 31, 2021/$0.25	(Cost $35,646)	—

		OPTIONS (a)
CALL OPTIONS	Contracts (100 shares each)	COMPANY/EXPIRATION DATE/ EXERCISE PRICE/NOTIONAL
Telecommunication Services (0.0%)	1,854	Vodafone Group plc ADR/ October 16, 2020/$18/$3,337,200	(Cost $77,935)	—

PUT OPTIONS
Semiconductors and Semiconductor Equipment (0.0%)	200	ASML Holding N.V./January 15, 2021/$340/$6,800,000	(Cost $484,675)	330,000

		TOTAL OPTIONS (0.0%)	(Cost $562,610)	330,000

	Shares	SHORT-TERM SECURITY AND OTHER ASSETS
	249,689,083	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.0% (d) (24.8%)	(Cost $249,689,083)	249,689,083

TOTAL INVESTMENTS (e) (119.6%)			(Cost $670,725,693)	1,202,640,621
Liabilities in excess of other assets (-0.7%)				(7,072,647)
				1,195,567,974
PREFERRED STOCK (-18.9%)				(190,117,175)
NET ASSETS APPLICABLE TO COMMON STOCK (100%)				$1,005,450,799

ADR - American Depository Receipt

(a)Non-income producing security.

(b)50 shares of 110 total shares held as collateral for options written.

(c)Securities which have been held for less than one year, not previously disclosed, and not restricted.

(d)7-day yield.

(e)At September 30, 2020, the cost of investments and derivatives for Federal income tax purposes was $673,912,623; aggregate gross unrealized appreciation was $564,314,548; aggregate gross unrealized depreciation was $35,521,002; and net unrealized appreciation was $528,793,546.

STATEMENT OF OPTIONS WRITTEN September 30, 2020 (Unaudited)

Call Options	Contracts (100 shares each)	COMPANY/EXPIRATION DATE/ EXERCISE PRICE/NOTIONAL	Premiums Received*	Value (Note 1a)
Semiconductors and Semiconductor Equipment (0.0%)	200	ASML Holding N.V./January 15, 2021/$430/$8,600,000	$273,548	$208,000

*The maximum cash outlay if all options are exercised is $8,600,000.

4

NOTES TO FINANCIAL STATEMENTS (Unaudited)
General American Investors

1. Significant Accounting Policies and Other Matters – General American Investors Company, Inc. (the “Company”), established in 1927, is registered under the Investment Company Act of 1940 as a closed-end, diversified management investment company. It is internally managed by its officers under the direction of the Board of Directors.

The accompanying financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”) pursuant to the requirements for reporting; Accounting Standards Codification 946, Financial Services – Investment Companies (“ASC 946”), and Regulation S-X.

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, expenses, and gains and losses during the reported period. Changes in the economic environment, financial markets, and any other parameters used in determining these estimates could cause actual results to differ, and these differences could be material.

a.

Security Valuation Equity securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Equity securities reported on the NASDAQ national market are valued at the official closing price on that day. Listed and NASDAQ equity securities for which no sales are reported on that day and other securities traded in the over-the-counter market are valued at the last bid price (asked price for options written) on the valuation date. Equity securities traded primarily in foreign markets are valued at the closing price of such securities on their respective exchanges or markets. Corporate debt securities, domestic and foreign, are generally traded in the over-the-counter market rather than on a securities exchange. The Company utilizes the latest bid prices provided by independent dealers and information with respect to transactions in such securities to determine current market value. If, after the close of foreign markets, conditions change significantly, the price of certain foreign securities may be adjusted to reflect fair value as of the time of the valuation of the portfolio. Investments in money market funds are valued at their net asset value.

b.

Options The Company may purchase and write (sell) put and call options. The Company purchases put options or writes call options to hedge the value of portfolio investments while it purchases call options and writes put options to obtain equity market exposure. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of the premium and a change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums received from writing options are reported as a liability on the Statement of Assets and Liabilities. Those that expire unexercised are treated by the Company on the expiration date as realized gains on written option transactions in the Statement of Operations. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss on written option transactions in the Statement of Operations. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss on investments in the Statement of Operations. If a written put option is exercised, the premium reduces the cost basis for the securities purchased by the Company and is parenthetically disclosed on the Statement of Assets and Liabilities. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. See Note 4 for option activity.

c.

Security Transactions and Investment Income Security transactions are recorded as of the trade date. Realized gains and losses are determined on the specific identification method. Dividend income and distributions to stockholders are recorded as of the ex-dividend dates. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and is recognized on the accrual basis. Cost of short-term investments represent amortized cost.

d.

Foreign Currency Translation and Transactions Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies versus U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Company’s Board of Directors. The Company does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. These changes are combined and included in net realized and unrealized gain or loss on the Statement of Operations.

5

NOTES TO FINANCIAL STATEMENTS (Unaudited) - continued
General American Investors

1. Significant Accounting Policies and Other Matters – (Continued from bottom of previous page.)

Realized foreign exchange gains or losses may also arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses may also arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

2. Fair Value Measurements – Various data inputs are used in determining the value of the Company’s investments. These inputs are summarized in a hierarchy consisting of the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities (including money market funds which are valued at net asset value, typically $1 per share),

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, etc.), and

Level 3 - significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Company’s net assets as of September 30, 2020:

Assets	Level 1	Level 2	Level 3	Total
Common stocks	$952,621,538	—	—	$952,621,538
Rights	—	—	—	—
Purchased options	330,000	—	—	330,000
Money market fund	249,689,083	—	—	249,689,083
Total	$1,202,640,621	—	—	$1,202,640,621

Liabilities	Level 1	Level 2	Level 3	Total
Options written	$(208,000)	—	—	$(208,000)

No transfers among levels occurred during the nine month ended September 30, 2020.